Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregated Revenue from Contracts with Customers

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Revenue from educational content service and other services
– Subscription revenue	2,916,580	2,732,733
– Other services revenue	2,040,484	2,969,719
Subtotal	4,957,064	5,702,452
Revenue from IT related solution services	2,716,933	5,022,869
Total	7,673,997	10,725,321

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Services transferred at a point in time
– Revenue from IT related solution services	2,533,573	5,022,869
Services transferred over time
– Revenue from educational content service	5,095,370	5,702,452
– Revenue from IT related solution services	45,054	-
Total	7,673,997	10,725,321